Deferred REVENUES (Details Narrative) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Notes and other explanatory information [abstract]
Deferred revenues	$ 505,424	$ 322,826	$ 335,666